GENERAL - Narrative (Details)	Dec. 31, 2019	Dec. 31, 2019 vessel	Dec. 31, 2019 storage_unit	Dec. 31, 2019 carrier	Dec. 31, 2018 carrier storage_unit	Jul. 12, 2018
FSRUs
Ownership interests:
Number of vessels		6	6		6
LNG Carriers
Ownership interests:
Number of vessels		4		4	4
Golar
Ownership interests:
Ownership interest	30.60%				30.60%
Golar GP LLC
Ownership interests:
General Partners ownership interest	2.00%				2.00%
Incentive Distribution Rights | Golar GP LLC
Ownership interests:
Ownership of incentive distribution rights (IDRs)	100.00%				100.00%
Hilli
Ownership interests:
Percentage of voting interests acquired	50.00%					50.00%
Hilli | Hilli
Ownership interests:
Percentage of voting interests acquired						50.00%